Schedule of Financial Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest (income) expenses, net			$ 3	$ (20)
Exchange rate loss			2	17
Other			1	1
Total financial expenses (income), net	$ 520	$ (1)	$ 6	$ (2)